Cash and Cash Equivalents - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Weighted average effective interest rate on bank deposits	1.69%	1.69%	1.55%